Related Party Transactions (Tables)	9 Months Ended
Sep. 30, 2020
Share based compensation and compensation under options for our officers and directors
	Three months		Nine months
	ended September 30,		ended September 30,
Description	2020	2019	2020	2019
Salaries	$-	$-	$-	$-
Short-term employee benefits	555	560	1,637	1,668
Stock-based compensation	324,153	545,602	1,128,203	2,512,715

Total	$324,708	$546,162	$1,129,840	2,514,383